SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Product Information [Line Items]
Revenue	$ 1,481,248	$ 11,529,000	$ 12,784,230	$ 13,792,030
IPO Sponsor Services [Member]
Product Information [Line Items]
Revenue			400,000	4,500,000
FA and IFA Services [Member]
Product Information [Line Items]
Revenue	1,370,241	10,665,000	11,730,000	7,105,000
Corporate Services [Member]
Product Information [Line Items]
Revenue				200,000
CA Services [Member]
Product Information [Line Items]
Revenue	$ 111,007	$ 864,000	$ 654,230	$ 1,987,030